UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10391

Boston Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Boston Income Portfolio

October 31, 2019

Portfolio of Investments

Corporate Bonds & Notes — 86.7%
Security		Principal Amount* (000’s omitted)	Value

Aerospace — 2.1%

Bombardier, Inc., 6.00%, 10/15/22(1)		17,600	$17,248,000

Bombardier, Inc., 6.125%, 1/15/23(1)		5,025	4,924,500

Bombardier, Inc., 7.875%, 4/15/27(1)		9,400	8,906,500

F-Brasile SpA/F-Brasile US, LLC, 7.375%, 8/15/26(1)		4,245	4,457,250

TransDigm, Inc., 5.50%, 11/15/27(1)(2)		15,419	15,406,511

TransDigm, Inc., 6.25%, 3/15/26(1)		16,947	18,196,841

TransDigm, Inc., 6.50%, 7/15/24		10,766	11,156,267

TransDigm, Inc., 6.50%, 5/15/25		7,070	7,361,638

TransDigm, Inc., 7.50%, 3/15/27		7,253	7,851,372

TransDigm UK Holdings PLC, 6.875%, 5/15/26		5,020	5,371,400

			$100,880,279

Automotive & Auto Parts — 1.7%

Navistar International Corp., 6.625%, 11/1/25(1)		21,300	$21,832,500

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 4.375%, 5/15/26(3)	EUR	23,368	26,363,343

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 6.25%, 5/15/26(1)		8,013	8,491,376

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27(1)		24,808	24,994,060

			$81,681,279

Banking & Thrifts — 0.3%

CIT Group, Inc., 6.125%, 3/9/28		4,300	$5,084,750

JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(4)(5)		9,210	10,322,430

			$15,407,180

Broadcasting — 2.8%

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)		14,911	$15,600,634

Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/27(1)		14,910	15,394,575

iHeartCommunications, Inc., 6.375%, 5/1/26		334	361,672

iHeartCommunications, Inc., 8.375%, 5/1/27		9,155	9,864,802

Netflix, Inc., 3.625%, 6/15/30(3)	EUR	5,000	5,581,378

Netflix, Inc., 4.875%, 6/15/30(1)		9,681	9,811,694

Netflix, Inc., 5.375%, 11/15/29(1)		5,536	5,847,400

Netflix, Inc., 5.50%, 2/15/22		8,685	9,238,669

Netflix, Inc., 5.875%, 2/15/25		5,730	6,317,325

Netflix, Inc., 5.875%, 11/15/28		12,610	13,918,287

Nexstar Broadcasting, Inc., 5.625%, 7/15/27(1)		5,866	6,201,535

Scripps Escrow, Inc., 5.875%, 7/15/27(1)		7,671	7,879,651

Security	Principal Amount* (000’s omitted)	Value

Broadcasting (continued)

Sirius XM Radio, Inc., 4.625%, 7/15/24(1)	11,738	$12,295,555

Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	11,487	12,118,785

TEGNA, Inc., 5.00%, 9/15/29(1)	7,398	7,508,970

		$137,940,932

Building Materials — 1.6%

Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)	1,888	$1,935,200

Builders FirstSource, Inc., 5.625%, 9/1/24(1)	6,311	6,579,217

Builders FirstSource, Inc., 6.75%, 6/1/27(1)	3,095	3,373,550

Core & Main Holdings, L.P., 8.625%, (8.625% Cash or 9.375% PIK), 9/15/24(1)(6)	11,940	11,925,075

Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	15,829	14,641,825

Masonite International Corp., 5.375%, 2/1/28(1)	4,214	4,472,108

Standard Industries, Inc., 4.75%, 1/15/28(1)	5,000	5,206,250

Standard Industries, Inc., 5.50%, 2/15/23(1)	9,891	10,135,308

Standard Industries, Inc., 6.00%, 10/15/25(1)	16,725	17,644,875

		$75,913,408

Cable & Satellite TV — 4.9%

Cablevision Systems Corp., 5.875%, 9/15/22	15,715	$16,991,844

CCO Holdings, LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	13,215	13,495,819

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,018	2,049,531

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	13,405	13,941,200

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	4,414	4,722,980

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	244	250,637

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	11,655	12,336,818

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	20,085	20,988,825

CSC Holdings, LLC, 5.375%, 7/15/23(1)	4,030	4,140,744

CSC Holdings, LLC, 5.50%, 5/15/26(1)	14,955	15,796,219

CSC Holdings, LLC, 5.75%, 1/15/30(1)	21,043	22,174,061

CSC Holdings, LLC, 6.50%, 2/1/29(1)	3,831	4,297,903

CSC Holdings, LLC, 6.75%, 11/15/21	12,915	13,948,200

CSC Holdings, LLC, 7.50%, 4/1/28(1)	4,369	4,936,970

CSC Holdings, LLC, 10.875%, 10/15/25(1)	17,461	19,736,779

DISH DBS Corp., 5.875%, 7/15/22	9,745	10,227,962

DISH DBS Corp., 5.875%, 11/15/24	1,805	1,816,281

DISH DBS Corp., 6.75%, 6/1/21	2,662	2,808,410

DISH DBS Corp., 7.75%, 7/1/26	5,180	5,238,793

21	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Cable & Satellite TV (continued)

UPC Holding B.V., 5.50%, 1/15/28(1)		3,370	$3,445,825

UPCB Finance IV, Ltd., 5.375%, 1/15/25(1)		9,321	9,658,886

Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)		2,676	2,819,835

Ziggo B.V., 4.25%, 1/15/27(3)	EUR	6,726	8,100,238

Ziggo B.V., 4.875%, 1/15/30(1)		5,836	5,961,883

Ziggo B.V., 5.50%, 1/15/27(1)		10,446	11,033,379

Ziggo Bond Co., B.V., 5.875%, 1/15/25(1)		1,393	1,441,755

Ziggo Bond Co., B.V., 6.00%, 1/15/27(1)		3,310	3,475,500

			$235,837,277

Capital Goods — 1.2%

BWX Technologies, Inc., 5.375%, 7/15/26(1)		9,085	$9,666,894

Colfax Corp., 6.00%, 2/15/24(1)		3,378	3,601,792

Colfax Corp., 6.375%, 2/15/26(1)		5,532	6,002,220

Granite Holdings US Acquisition Co., 11.00%, 10/1/27(1)		3,817	3,559,353

Griffon Corp., 5.25%, 3/1/22		18,317	18,500,170

Harsco Corp., 5.75%, 7/31/27(1)		2,181	2,271,010

Welbilt, Inc., 9.50%, 2/15/24		14,780	15,796,125

			$59,397,564

Chemicals — 1.0%

GCP Applied Technologies, Inc., 5.50%, 4/15/26(1)		2,925	$3,012,750

Hexion, Inc., 7.875%, 7/15/27(1)		3,602	3,484,935

Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		9,083	9,173,830

PQ Corp., 6.75%, 11/15/22(1)		3,150	3,264,188

SPCM SA, 4.875%, 9/15/25(1)		12,913	13,397,238

Valvoline, Inc., 5.50%, 7/15/24		2,810	2,930,303

Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)		3,051	2,442,142

W.R. Grace & Co., 5.125%, 10/1/21(1)		9,590	9,997,575

W.R. Grace & Co., 5.625%, 10/1/24(1)		2,500	2,712,500

			$50,415,461

Consumer Products — 2.2%

Central Garden & Pet Co., 5.125%, 2/1/28		4,818	$4,973,621

Central Garden & Pet Co., 6.125%, 11/15/23		7,150	7,427,063

Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(1)	EUR	20,435	24,098,335

Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(3)	EUR	1,000	1,179,268

Energizer Holdings, Inc., 6.375%, 7/15/26(1)		18,735	20,023,968

Security	Principal Amount* (000’s omitted)	Value

Consumer Products (continued)

Energizer Holdings, Inc., 7.75%, 1/15/27(1)	5,934	$6,586,740

Mattel, Inc., 6.75%, 12/31/25(1)	19,360	20,303,800

Spectrum Brands, Inc., 5.00%, 10/1/29(1)	2,968	3,042,200

Spectrum Brands, Inc., 5.75%, 7/15/25	19,685	20,620,037

		$108,255,032

Containers — 2.0%

ARD Finance SA, 7.125%, (7.125% Cash or 7.875% PIK), 9/15/23(6)	6,121	$6,389,106

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)	3,020	3,065,300

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	13,015	13,333,867

Berry Global, Inc., 6.00%, 10/15/22	10,130	10,332,600

Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26	4,555	4,771,363

Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	5,205	5,478,263

Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	17,425	18,470,500

Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	4,160	4,399,200

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)	7,650	7,867,642

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21	2,230	2,235,543

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)	8,125	8,424,609

Trivium Packaging Finance B.V., 5.50%, 8/15/26(1)	5,806	6,103,557

Trivium Packaging Finance B.V., 8.50%, 8/15/27(1)	6,399	6,814,935

		$97,686,485

Diversified Financial Services — 2.2%

DAE Funding, LLC, 4.50%, 8/1/22(1)	7,630	$7,787,788

DAE Funding, LLC, 5.00%, 8/1/24(1)	12,725	13,314,167

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	16,370	16,799,712

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26	11,803	12,540,688

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25	5,685	5,983,463

MSCI, Inc., 5.75%, 8/15/25(1)	5,390	5,679,713

Navient Corp., 7.25%, 1/25/22	1,240	1,349,678

Navient Corp., 8.00%, 3/25/20	10,785	11,041,144

Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	20,950	22,363,077

Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)	7,260	7,990,719

		$104,850,149

22	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Diversified Media — 0.5%

Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)	9,276	$9,678,857

Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24(1)	1,680	1,851,150

MDC Partners, Inc., 6.50%, 5/1/24(1)	9,318	8,956,927

Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	5,585	5,612,925

		$26,099,859

Energy — 13.3%

Aker BP ASA, 4.75%, 6/15/24(1)	8,054	$8,396,295

Aker BP ASA, 5.875%, 3/31/25(1)	4,445	4,722,812

AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	5,305	5,716,668

AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	1,553	1,681,123

Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	6,169	5,027,735

Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	14,788	11,091,000

Antero Resources Corp., 5.375%, 11/1/21	8,635	7,749,912

Antero Resources Corp., 5.625%, 6/1/23	2,770	1,956,313

Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(1)	13,763	10,597,510

Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 4/1/22(1)	5,106	4,857,338

Berry Petroleum Co., LLC, 7.00%, 2/15/26(1)	4,933	4,612,355

Brazos Valley Longhorn, LLC/Brazos Valley Longhorn Finance Corp., 6.875%, 2/1/25	5,895	4,657,050

Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	4,745	4,472,163

Centennial Resource Production, LLC, 6.875%, 4/1/27(1)	11,411	11,239,835

Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	9,969	11,078,948

Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	12,659	14,590,510

Cheniere Energy Partners, L.P., 4.50%, 10/1/29(1)	15,137	15,496,504

Cheniere Energy Partners, L.P., 5.25%, 10/1/25	4,600	4,778,250

Cheniere Energy Partners, L.P., 5.625%, 10/1/26	8,670	9,201,037

CITGO Holding, Inc., 9.25%, 8/1/24(1)	9,322	9,753,142

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(1)	7,748	7,825,635

CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	32,062	31,461,479

CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	13,837	14,009,962

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

Diamondback Energy, Inc., 4.75%, 11/1/24	3,690	$3,823,763

Diamondback Energy, Inc., 5.375%, 5/31/25	9,445	9,893,637

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(1)	7,380	7,638,448

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	9,840	10,405,997

Energy Transfer Operating, L.P., 5.875%, 1/15/24	7,810	8,678,610

Energy Transfer Operating, L.P., 7.50%, 10/15/20	7,970	8,364,425

Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(4)(5)	5,295	4,932,398

EnLink Midstream, LLC, 5.375%, 6/1/29	6,792	6,044,880

EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(1)(7)	3,339	2,337,300

Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	11,870	5,104,100

Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	3,925	1,628,875

Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	18,251	14,920,192

Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.75%, 10/1/25(1)	190	170,525

Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.25%, 11/1/28(1)	17,487	14,863,950

Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	3,935	4,116,994

Jagged Peak Energy, LLC, 5.875%, 5/1/26	3,605	3,659,075

Matador Resources Co., 5.875%, 9/15/26	15,245	14,711,425

Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	14,235	9,679,800

MPLX, L.P., 6.375%, 5/1/24(1)	5,160	5,424,275

Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	35,848	35,848,000

Newfield Exploration Co., 5.625%, 7/1/24	6,100	6,692,621

NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	2,440	2,534,858

Nine Energy Service, Inc., 8.75%, 11/1/23(1)	4,270	3,245,200

Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	10,260	10,568,005

Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	9,390	9,713,767

Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)	6,671	6,921,162

Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	10,105	10,547,094

PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	13,780	14,262,300

PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	13,889	14,566,089

PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	14,565	15,001,950

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(4)(5)	13,365	12,483,177

23	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

Precision Drilling Corp., 6.50%, 12/15/21	1,724	$1,720,127

Precision Drilling Corp., 7.125%, 1/15/26(1)	3,570	3,105,900

Precision Drilling Corp., 7.75%, 12/15/23	695	660,250

Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	15,960	15,620,850

Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	5,520	5,644,200

Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(1)	18,610	15,725,450

SM Energy Co., 6.125%, 11/15/22	2,093	2,004,048

SM Energy Co., 6.625%, 1/15/27	6,380	5,391,100

SM Energy Co., 6.75%, 9/15/26	3,557	3,067,913

Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23	7,065	7,268,119

Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	6,950	6,550,375

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26	6,450	6,757,020

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27(1)	4,107	4,404,840

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.875%, 1/15/29(1)	8,212	8,899,755

Tervita Corp., 7.625%, 12/1/21(1)	18,857	18,668,430

Transocean, Inc., 7.25%, 11/1/25(1)	9,132	8,104,650

Transocean, Inc., 7.50%, 1/15/26(1)	4,115	3,682,925

Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	6,501	6,533,957

Transocean Pontus, Ltd., 6.125%, 8/1/25(1)	4,441	4,452,203

Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)	2,104	2,131,920

Whiting Petroleum Corp., 5.75%, 3/15/21	5,196	4,910,220

Williams Cos., Inc. (The), 3.70%, 1/15/23	7,106	7,358,892

Williams Cos., Inc. (The), 4.55%, 6/24/24	10,100	10,903,803

Williams Cos., Inc. (The), 5.75%, 6/24/44	5,020	5,797,424

WPX Energy, Inc., 5.25%, 10/15/27	2,712	2,644,200

		$645,765,039

Entertainment & Film — 0.5%

AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	14,605	$13,381,831

Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	7,668	8,013,827

Motion Bondco DAC, 6.625%, 11/15/27(1)(2)	2,106	2,150,226

		$23,545,884

Environmental — 1.7%

Clean Harbors, Inc., 4.875%, 7/15/27(1)	4,075	$4,258,131

Clean Harbors, Inc., 5.125%, 7/15/29(1)	4,445	4,745,038

Covanta Holding Corp., 5.875%, 3/1/24	4,780	4,923,400

Covanta Holding Corp., 5.875%, 7/1/25	7,195	7,491,794

Covanta Holding Corp., 6.00%, 1/1/27	5,280	5,544,000

Security	Principal Amount* (000’s omitted)	Value

Environmental (continued)

GFL Environmental, Inc., 5.375%, 3/1/23(1)	11,250	$11,629,687

GFL Environmental, Inc., 7.00%, 6/1/26(1)	10,000	10,625,000

GFL Environmental, Inc., 8.50%, 5/1/27(1)	21,083	23,244,007

Waste Pro USA, Inc., 5.50%, 2/15/26(1)	10,431	10,822,162

		$83,283,219

Food & Drug Retail — 0.6%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(1)	7,375	$7,937,344

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 7.50%, 3/15/26(1)	4,000	4,465,000

Murphy Oil USA, Inc., 4.75%, 9/15/29	5,305	5,550,356

Murphy Oil USA, Inc., 5.625%, 5/1/27	10,031	10,815,593

		$28,768,293

Food, Beverage & Tobacco — 1.9%

Dole Food Co., Inc., 7.25%, 6/15/25(1)	9,816	$9,398,820

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)	18,227	19,685,160

Performance Food Group, Inc., 5.50%, 10/15/27(1)	6,896	7,327,000

Post Holdings, Inc., 5.00%, 8/15/26(1)	9,665	10,088,810

Post Holdings, Inc., 5.50%, 3/1/25(1)	12,860	13,520,361

Post Holdings, Inc., 5.50%, 12/15/29(1)	3,963	4,187,702

Post Holdings, Inc., 5.625%, 1/15/28(1)	7,062	7,582,823

Post Holdings, Inc., 8.00%, 7/15/25(1)	3,965	4,242,550

US Foods, Inc., 5.875%, 6/15/24(1)	17,514	18,105,097

		$94,138,323

Gaming — 3.9%

Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	18,909	$19,405,361

Eldorado Resorts, Inc., 6.00%, 4/1/25	6,717	7,094,831

Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	4,000	4,130,000

GLP Capital, L.P./GLP Financing II, Inc., 3.35%, 9/1/24	1,000	1,016,500

GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	3,030	3,098,902

GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	10,365	11,423,785

GLP Capital, L.P./GLP Financing II, Inc., 5.75%, 6/1/28	7,790	8,847,259

Golden Entertainment, Inc., 7.625%, 4/15/26(1)	4,089	4,308,784

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	5,519	5,863,938

24	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Gaming (continued)

Melco Resorts Finance, Ltd., 5.625%, 7/17/27(1)	4,770	$4,986,884

MGM Growth Properties Operating Partnership, L.P./ MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	6,735	7,189,612

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	11,505	12,713,025

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(1)	4,084	4,620,025

MGM Resorts International, 5.75%, 6/15/25	10,020	11,172,300

MGM Resorts International, 6.625%, 12/15/21	2,785	3,025,206

MGM Resorts International, 7.75%, 3/15/22	13,100	14,704,750

Scientific Games International, Inc., 10.00%, 12/1/22	2,716	2,800,875

Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)	11,985	12,958,781

Studio City Co., Ltd., 7.25%, 11/30/21(1)	6,755	6,942,114

VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	16,987	18,579,525

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	12,428	12,971,725

Wynn Macau, Ltd., 5.50%, 10/1/27(1)	1,027	1,059,415

Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	8,900	9,317,187

		$188,230,784

Healthcare — 11.4%

Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	18,651	$21,029,002

Bausch Health Americas, Inc., 9.25%, 4/1/26(1)	4,735	5,368,401

Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	1,868	1,891,350

Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	7,041	7,384,319

Bausch Health Cos., Inc., 5.75%, 8/15/27(1)	2,927	3,185,857

Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	2,438	2,482,494

Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	2,420	2,518,313

Bausch Health Cos., Inc., 6.50%, 3/15/22(1)	10,220	10,541,419

Bausch Health Cos., Inc., 7.00%, 3/15/24(1)	18,304	19,194,947

Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	3,834	4,145,512

Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	4,201	4,636,854

Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	16,210	18,314,058

Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)	16,390	17,004,625

Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	4,854	5,084,565

Centene Corp., 4.75%, 1/15/25	18,525	19,210,610

Centene Corp., 5.375%, 6/1/26(1)	18,665	19,803,565

Centene Corp., 6.125%, 2/15/24	9,335	9,717,175

Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	3,726	3,805,550

Security	Principal Amount* (000’s omitted)	Value

Healthcare (continued)

Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	3,595	$3,837,663

Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(6)	10,563	10,681,834

Eagle Holding Co. II, LLC, 7.75%, (7.75% Cash or 8.50% PIK), 5/15/22(1)(6)	16,640	16,931,200

Encompass Health Corp., 4.50%, 2/1/28	3,720	3,813,000

Encompass Health Corp., 4.75%, 2/1/30	14,460	14,948,025

HCA, Inc., 5.00%, 3/15/24	4,635	5,061,020

HCA, Inc., 5.25%, 6/15/26	8,825	9,888,474

HCA, Inc., 5.375%, 9/1/26	11,055	12,077,587

HCA, Inc., 5.625%, 9/1/28	13,635	15,356,419

HCA, Inc., 5.875%, 2/15/26	13,250	14,939,375

HCA, Inc., 5.875%, 2/1/29	7,681	8,717,935

HCA, Inc., 7.50%, 2/15/22	10,400	11,564,800

HCA Healthcare, Inc., 6.25%, 2/15/21	18,865	19,808,250

Hill-Rom Holdings, Inc., 4.375%, 9/15/27(1)	2,248	2,321,060

Hologic, Inc., 4.375%, 10/15/25(1)	5,535	5,698,449

IQVIA, Inc., 5.00%, 5/15/27(1)	4,248	4,513,500

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	29,096	30,187,100

Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	18,136	19,064,563

MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	51,879	48,636,562

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)	16,075	17,682,500

Select Medical Corp., 6.25%, 8/15/26(1)	3,919	4,183,532

Team Health Holdings, Inc., 6.375%, 2/1/25(1)	4,194	2,726,100

Teleflex, Inc., 4.625%, 11/15/27	7,455	7,837,069

Teleflex, Inc., 4.875%, 6/1/26	3,585	3,776,573

Teleflex, Inc., 5.25%, 6/15/24	4,200	4,315,500

Tenet Healthcare Corp., 4.625%, 9/1/24(1)	1,949	2,001,331

Tenet Healthcare Corp., 4.875%, 1/1/26(1)	11,694	12,110,599

Tenet Healthcare Corp., 5.125%, 11/1/27(1)	11,694	12,205,379

Tenet Healthcare Corp., 6.75%, 6/15/23	4,275	4,547,531

Tenet Healthcare Corp., 8.125%, 4/1/22	9,000	9,776,250

Vizient, Inc., 6.25%, 5/15/27(1)	2,728	2,948,777

WellCare Health Plans, Inc., 5.25%, 4/1/25	21,207	22,273,977

WellCare Health Plans, Inc., 5.375%, 8/15/26(1)	12,119	12,921,884

		$552,672,434

Homebuilders & Real Estate — 2.1%

Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(1)	11,701	$12,242,171

25	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Homebuilders & Real Estate (continued)

ESH Hospitality, Inc., 4.625%, 10/1/27(1)		9,148	$9,194,655

ESH Hospitality, Inc., 5.25%, 5/1/25(1)		15,150	15,661,312

Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)		5,001	4,739,298

Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		9,443	9,867,935

RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		8,869	9,090,725

Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)		7,927	8,789,061

Taylor Morrison Communities, Inc., 5.875%, 6/15/27(1)		5,898	6,615,787

TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		1,569	1,694,520

Vivion Investments S.a.r.l., 3.00%, 8/8/24(3)	EUR	15,300	17,038,489

Vivion Investments S.a.r.l., 3.50%, 11/1/25(2)(3)	EUR	6,800	7,656,390

			$102,590,343

Hotels — 0.2%

Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		10,600	$10,812,000

			$10,812,000

Insurance — 1.3%

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		16,522	$17,226,002

GTCR AP Finance, Inc., 8.00%, 5/15/27(1)		4,031	4,131,775

Hub International, Ltd., 7.00%, 5/1/26(1)		21,866	22,576,645

USI, Inc., 6.875%, 5/1/25(1)		18,000	18,360,000

			$62,294,422

Leisure — 1.7%

Cedar Fair, L.P., 5.25%, 7/15/29(1)		2,337	$2,518,118

Merlin Entertainments PLC, 5.75%, 6/15/26(1)		14,842	15,862,387

NCL Corp., Ltd., 4.75%, 12/15/21(1)		8,182	8,314,957

Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		11,462	11,465,439

Viking Cruises, Ltd., 5.875%, 9/15/27(1)		31,551	33,601,815

Viking Cruises, Ltd., 6.25%, 5/15/25(1)		8,680	9,092,300

			$80,855,016

Metals & Mining — 2.3%

Alcoa Nederland Holding B.V., 6.125%, 5/15/28(1)		5,550	$5,966,250

Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)		5,255	5,550,594

Constellium SE, 5.875%, 2/15/26(1)		12,071	12,614,195

Security	Principal Amount* (000’s omitted)	Value

Metals & Mining (continued)

Eldorado Gold Corp., 9.50%, 6/1/24(1)	3,928	$4,261,880

First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)	7,476	7,354,515

First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)	9,353	9,428,993

First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)	8,223	8,274,394

Freeport-McMoRan, Inc., 4.55%, 11/14/24	5,915	6,166,387

Freeport-McMoRan, Inc., 5.45%, 3/15/43	8,998	8,413,130

Hecla Mining Co., 6.875%, 5/1/21	5,234	5,181,660

Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	7,640	7,925,736

New Gold, Inc., 6.25%, 11/15/22(1)	8,434	8,476,170

New Gold, Inc., 6.375%, 5/15/25(1)	5,040	4,813,704

Novelis Corp., 5.875%, 9/30/26(1)	7,032	7,401,883

Novelis Corp., 6.25%, 8/15/24(1)	7,970	8,368,500

		$110,197,991

Railroad — 0.3%

Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	16,180	$16,544,050

		$16,544,050

Restaurant — 1.2%

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 3.875%, 1/15/28(1)	4,829	$4,866,666

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(1)	21,520	22,219,400

Golden Nugget, Inc., 6.75%, 10/15/24(1)	12,462	12,868,261

Golden Nugget, Inc., 8.75%, 10/1/25(1)	7,523	7,936,765

Yum! Brands, Inc., 3.875%, 11/1/20	3,280	3,329,200

Yum! Brands, Inc., 4.75%, 1/15/30(1)	5,604	5,891,205

		$57,111,497

Services — 3.8%

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	4,295	$4,595,650

Ashtead Capital, Inc., 4.00%, 5/1/28(1)(2)	4,581	4,609,631

Ashtead Capital, Inc., 4.25%, 11/1/29(1)(2)	3,284	3,329,155

Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)	2,495	2,585,444

Cloud Crane, LLC, 10.125%, 8/1/24(1)	11,231	11,890,821

frontdoor, Inc., 6.75%, 8/15/26(1)	9,290	10,195,775

Gartner, Inc., 5.125%, 4/1/25(1)	3,520	3,700,224

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	12,762	13,272,480

GW B-CR Security Corp., 9.50%, 11/1/27(1)	7,993	8,232,790

IAA, Inc., 5.50%, 6/15/27(1)	3,924	4,213,984

IHS Markit, Ltd., 5.00%, 11/1/22(1)	9,300	9,954,896

26	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Services (continued)

InfraBuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	7,343	$7,501,756

KAR Auction Services, Inc., 5.125%, 6/1/25(1)	9,959	10,444,501

Laureate Education, Inc., 8.25%, 5/1/25(1)	28,928	31,531,520

Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	8,428	8,882,059

Sabre GLBL, Inc., 5.25%, 11/15/23(1)	10,955	11,256,263

Sabre GLBL, Inc., 5.375%, 4/15/23(1)	4,325	4,460,156

ServiceMaster Co., LLC (The), 7.45%, 8/15/27	19,140	21,556,425

TMS International Holding Corp., 7.25%, 8/15/25(1)	6,566	5,449,780

West Corp., 8.50%, 10/15/25(1)	9,415	7,155,400

		$184,818,710

Steel — 0.5%

Allegheny Ludlum, LLC, 6.95%, 12/15/25	6,940	$7,234,950

Allegheny Technologies, Inc., 5.95%, 1/15/21	3,490	3,612,150

Allegheny Technologies, Inc., 7.875%, 8/15/23	12,605	13,774,744

		$24,621,844

Super Retail — 1.0%

Party City Holdings, Inc., 6.125%, 8/15/23(1)	16,284	$16,406,130

Party City Holdings, Inc., 6.625%, 8/1/26(1)	6,939	6,730,830

PVH Corp., 7.75%, 11/15/23	13,090	15,193,759

Sonic Automotive, Inc., 6.125%, 3/15/27	3,026	3,147,040

William Carter Co. (The), 5.625%, 3/15/27(1)	5,782	6,186,740

		$47,664,499

Technology — 4.1%

CDK Global, Inc., 5.25%, 5/15/29(1)	8,876	$9,436,298

CommScope, Inc., 8.25%, 3/1/27(1)	3,867	3,677,440

CommScope Technologies, LLC, 5.00%, 3/15/27(1)	11,859	9,754,027

CommScope Technologies, LLC, 6.00%, 6/15/25(1)	19,664	17,702,516

Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	6,040	6,140,445

Dell International, LLC/EMC Corp., 6.02%, 6/15/26(1)	20,410	23,309,990

Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)	22,620	24,011,130

EIG Investors Corp., 10.875%, 2/1/24	17,205	17,463,075

Entegris, Inc., 4.625%, 2/10/26(1)	5,107	5,283,332

Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(1)	11,559	12,295,886

Infor (US), Inc., 6.50%, 5/15/22	14,365	14,616,387

j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	13,740	14,650,275

MTS Systems Corp., 5.75%, 8/15/27(1)	3,069	3,222,450

Security		Principal Amount* (000’s omitted)	Value

Technology (continued)

Riverbed Technology, Inc., 8.875%, 3/1/23(1)		18,345	$8,530,425

Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)		16,935	18,205,125

SS&C Technologies, Inc., 5.50%, 9/30/27(1)		3,828	4,091,175

Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)		4,032	3,981,600

			$196,371,576

Telecommunications — 9.2%

Altice Finco SA, 4.75%, 1/15/28(3)	EUR	13,140	$14,295,081

Altice Finco SA, 8.125%, 1/15/24(1)		5,133	5,306,239

Altice France SA, 3.375%, 1/15/28(3)	EUR	16,133	18,065,750

Altice France SA, 5.50%, 1/15/28(1)		11,427	11,669,824

Altice France SA, 7.375%, 5/1/26(1)		12,115	13,003,575

Altice France SA, 8.125%, 2/1/27(1)		19,883	22,094,984

Altice Luxembourg SA, 7.625%, 2/15/25(1)		9,594	9,929,790

Altice Luxembourg SA, 10.50%, 5/15/27(1)		16,009	18,150,204

CenturyLink, Inc., 6.75%, 12/1/23		6,738	7,521,292

CenturyLink, Inc., 7.50%, 4/1/24		1,275	1,450,313

Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		18,385	19,074,437

Digicel, Ltd., 6.00%, 4/15/21(1)		15,745	11,808,907

Equinix, Inc., 5.375%, 5/15/27		7,730	8,406,375

Equinix, Inc., 5.875%, 1/15/26		13,010	13,851,747

Frontier California, Inc., 6.75%, 5/15/27		2,855	2,701,544

Hughes Satellite Systems Corp., 5.25%, 8/1/26		6,555	7,046,625

Hughes Satellite Systems Corp., 6.625%, 8/1/26		3,275	3,553,375

Intelsat Jackson Holdings SA, 5.50%, 8/1/23		6,875	6,462,500

Intelsat Jackson Holdings SA, 8.00%, 2/15/24(1)		8,090	8,365,060

Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)		8,704	8,788,342

LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)		5,851	6,004,589

Level 3 Financing, Inc., 5.25%, 3/15/26		8,495	8,887,894

Level 3 Financing, Inc., 5.375%, 1/15/24		8,975	9,165,719

Level 3 Parent, LLC, 5.75%, 12/1/22		2,300	2,311,500

Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(1)		2,671	2,804,550

Sable International Finance, Ltd., 5.75%, 9/7/27(1)		5,998	6,260,412

SBA Communications Corp., 4.00%, 10/1/22		7,385	7,570,733

SBA Communications Corp., 4.875%, 9/1/24		3,320	3,461,100

Sprint Capital Corp., 6.875%, 11/15/28		8,690	9,450,375

Sprint Communications, Inc., 6.00%, 11/15/22		2,445	2,591,700

Sprint Communications, Inc., 7.00%, 8/15/20		4,317	4,458,036

Sprint Communications, Inc., 9.25%, 4/15/22		1,290	1,489,950

Sprint Corp., 7.125%, 6/15/24		7,445	8,096,437

27	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Sprint Corp., 7.25%, 9/15/21	6,650	$7,112,574

Sprint Corp., 7.625%, 2/15/25	14,960	16,474,700

Sprint Corp., 7.625%, 3/1/26	6,584	7,300,010

Sprint Corp., 7.875%, 9/15/23	42,779	47,324,269

T-Mobile USA, Inc., 4.50%, 2/1/26	6,770	7,006,950

T-Mobile USA, Inc., 4.75%, 2/1/28	7,115	7,524,112

T-Mobile USA, Inc., 6.375%, 3/1/25	4,120	4,285,665

T-Mobile USA, Inc., 6.50%, 1/15/26	26,120	28,016,312

Telecom Italia SpA, 5.303%, 5/30/24(1)	13,434	14,424,757

ViaSat, Inc., 5.625%, 4/15/27(1)	8,549	9,027,317

Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	8,780	9,074,218

Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	4,807	4,959,622

		$446,629,465

Transport Excluding Air & Rail — 0.3%

XPO Logistics, Inc., 6.125%, 9/1/23(1)	4,378	$4,520,285

XPO Logistics, Inc., 6.50%, 6/15/22(1)	11,486	11,730,078

		$16,250,363

Utility — 2.9%

AES Corp. (The), 4.00%, 3/15/21	3,920	$3,993,500

AES Corp. (The), 5.125%, 9/1/27	2,939	3,166,714

AES Corp. (The), 5.50%, 4/15/25	2,379	2,476,420

AES Corp. (The), 6.00%, 5/15/26	20,135	21,575,659

Calpine Corp., 5.25%, 6/1/26(1)	7,245	7,561,969

Calpine Corp., 5.50%, 2/1/24	1,875	1,886,719

Calpine Corp., 5.75%, 1/15/25	11,797	12,136,164

Drax Finco PLC, 6.625%, 11/1/25(1)	5,877	6,251,659

NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	4,750	4,957,813

NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	6,122	6,267,397

NRG Energy, Inc., 5.25%, 6/15/29(1)	4,920	5,295,150

NRG Energy, Inc., 5.75%, 1/15/28	8,150	8,852,937

NRG Energy, Inc., 7.25%, 5/15/26	16,520	18,151,846

TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	4,625	4,786,875

TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	6,970	7,386,109

Vistra Energy Corp., 8.125%, 1/30/26(1)	8,770	9,427,750

Vistra Operations Co., LLC, 5.00%, 7/31/27(1)	16,281	16,891,537

		$141,066,218

Total Corporate Bonds & Notes (identified cost $4,110,513,391)		$4,208,596,875

Senior Floating-Rate Loans — 6.9%(8)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace — 0.1%

TransDigm, Inc., Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing 5/30/25	$5,274	$5,243,658

		$5,243,658

Automotive & Auto Parts — 0.2%

Navistar International Corp., Term Loan, 5.42%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$11,178	$11,058,640

		$11,058,640

Broadcasting — 0.2%

iHeartCommunications, Inc., Term Loan, Maturing 5/1/26(9)	$11,129	$7,326,599

iHeartCommunications, Inc., Term Loan, 6.03%, (1 mo. USD LIBOR + 4.00%), Maturing 5/1/26	1,154	1,159,111

		$8,485,710

Building Materials — 0.1%

Advanced Drainage Systems, Inc., Term Loan, 4.06%, (1 mo. USD LIBOR + 2.25%), Maturing 7/31/26	$929	$933,504

Hillman Group, Inc. (The), Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing 5/31/25	4,762	4,513,876

		$5,447,380

Cable & Satellite TV — 0.1%

CSC Holdings, LLC, Term Loan, 4.33%, (2 mo. USD LIBOR + 2.50%), Maturing 4/15/27	$6,146	$6,145,561

		$6,145,561

Capital Goods — 0.1%

Cortes NP Acquisition Corporation, Term Loan, 5.93%, (3 mo. USD LIBOR + 4.00%), Maturing 11/30/23	$4,357	$4,128,466

		$4,128,466

Food, Beverage & Tobacco — 0.2%

HLF Financing S.a.r.l., Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing 8/18/25	$11,761	$11,811,608

		$11,811,608

28	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Gaming — 0.7%

CCM Merger, Inc., Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing 8/8/21	$1,491	$1,492,944

Lago Resort & Casino, LLC, Term Loan, 11.60%, (3 mo. USD LIBOR + 9.50%), Maturing 3/7/22	10,845	10,736,964

Peninsula Pacific Entertainment, LLC, Term Loan, 9.35%, (3 mo. USD LIBOR + 7.25%), Maturing 11/13/24	8,943	8,943,000

Stars Group Holdings B.V. (The), Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing 7/10/25	11,809	11,869,042

		$33,041,950

Healthcare — 0.5%

Bausch Health Companies, Inc., Term Loan, 4.92%, (1 mo. USD LIBOR + 3.00%), Maturing 6/2/25	$2,584	$2,596,128

Envision Healthcare Corporation, Term Loan, Maturing 10/10/25(9)	7,721	6,273,438

National Mentor Holdings, Inc., Term Loan, 6.04%, (1 mo. USD LIBOR + 4.25%), Maturing 3/9/26	16,130	16,173,810

		$25,043,376

Insurance — 0.2%

Sedgwick Claims Management Services, Inc., Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing 12/31/25	$11,633	$11,309,553

		$11,309,553

Metals & Mining — 0.6%

GrafTech Finance, Inc., Term Loan, 5.29%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	$29,495	$28,351,722

		$28,351,722

Services — 1.4%

AlixPartners, LLP, Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing 4/4/24	$9,470	$9,477,245

Asurion, LLC, Term Loan - Second Lien, 8.29%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	59,528	59,925,244

		$69,402,489

Steel — 0.2%

Big River Steel, LLC, Term Loan, 7.10%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$8,457	$8,428,323

		$8,428,323

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Technology — 1.7%

Applied Systems, Inc., Term Loan, 5.10%, (3 mo. USD LIBOR + 3.00%), Maturing 9/19/24	$6,953	$6,929,459

EIG Investors Corp., Term Loan, 5.88%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23	18,908	17,962,245

Infor (US), Inc., Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing 2/1/22	18,033	18,066,746

SS&C Technologies, Inc., Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	3,303	3,312,877

SS&C Technologies, Inc., Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	14,310	14,361,939

SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	2,205	2,211,047

Trans Union, LLC, Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing 6/19/25	9,875	9,911,004

Veritas Bermuda, Ltd., Term Loan, 6.34%, (USD LIBOR + 4.50%), Maturing 1/27/23(10)	9,667	8,993,256

		$81,748,573

Telecommunications — 0.3%

CenturyLink, Inc., Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing 1/31/25	$7,460	$7,405,559

Intelsat Jackson Holdings SA, Term Loan, 6.63%, Maturing 1/2/24(11)	5,420	5,560,920

		$12,966,479

Utility — 0.3%

TEX Operations Co., LLC, Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing 8/4/23	$8,562	$8,598,982

Vistra Operations Company, LLC, Term Loan, 3.83%, (1 mo. USD LIBOR + 2.00%), Maturing 12/31/25	4,465	4,485,949

		$13,084,931

Total Senior Floating-Rate Loans (identified cost $338,847,972)		$335,698,419

Common Stocks — 0.3%
Security	Shares	Value

Broadcasting — 0.0%(12)

iHeartMedia, Inc., Class A(13)(14)	15,322	$219,717

		$219,717

29	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Consumer Products — 0.0%(12)

HF Holdings, Inc.(13)(15)(16)	3,400	$20,234

		$20,234

Diversified Media — 0.0%(12)

Clear Channel Outdoor Holdings, Inc.(13)(14)	139,082	$324,061

		$324,061

Energy — 0.2%

Ascent CNR Corp., Class A(13)(15)(16)	32,029,863	$8,391,824

Nine Point Energy Holdings, Inc.(13)(15)(16)	157,059	1,571

		$8,393,395

Gaming — 0.1%

Caesars Entertainment Corp.(13)	499,170	$6,129,807

New Cotai Participation Corp., Class B(13)(15)(16)	36	0

		$6,129,807

Total Common Stocks (identified cost $15,993,801)		$15,087,214

Convertible Preferred Stocks — 0.0%(12)
Security	Shares	Value

Energy — 0.0%(12)

Nine Point Energy Holdings, Inc., Series A, 12.00%(6)(13)(15)(16)	2,928	$1,691,713

Total Convertible Preferred Stocks (identified cost $2,928,000)		$1,691,713

Exchange-Traded Funds — 0.3%
Security	Shares	Value

SPDR Bloomberg Barclays High Yield Bond ETF	121,666	$13,163,045

Total Exchange-Traded Funds (identified cost $12,643,352)		$13,163,045

Miscellaneous — 0.3%
Security	Shares	Value

Cable & Satellite TV — 0.0%

ACC Claims Holdings, LLC(13)(15)	11,599,560	$0

		$0

Security	Principal Amount/ Shares	Value

Gaming — 0.3%

PGP Investors, LLC, Membership Interests(13)(15)(16)	45,488	$13,906,067

		$13,906,067

Technology — 0.0%

Avaya, Inc., Escrow Certificates(13)(15)	$5,610,000	$0

		$0

Total Miscellaneous (identified cost $4,017,074)		$13,906,067

Warrants — 0.0%(12)
Security	Shares	Value

Broadcasting — 0.0%(12)

iHeartMedia, Inc., Exp. 5/1/39(13)(14)	43,825	$608,072

Total Warrants (identified cost $799,806)		$608,072

Short-Term Investments — 5.0%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.97%(17)	241,183,697	$241,183,697

Total Short-Term Investments (identified cost $241,164,281)		$241,183,697

Total Investments — 99.5% (identified cost $4,726,907,677)		$4,829,935,102

Other Assets, Less Liabilities — 0.5%		$22,924,606

Net Assets — 100.0%		$4,852,859,708

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2019, the aggregate value of these securities is $2,752,837,943 or 56.7% of the Portfolio’s net assets.

(2)	When-issued security.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the

30	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Portfolio of Investments — continued

United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2019, the aggregate value of these securities is $98,279,937 or 2.0% of the Portfolio’s net assets.

(4)	Security converts to variable rate after the indicated fixed-rate coupon period.

(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(6)	Represents a payment-in-kind security which may pay interest/dividends in additional principal at the issuer’s discretion.

(7)	Issuer is in default with respect to interest and/or principal payments.

(8)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(9)	This Senior Loan will settle after October 31, 2019, at which time the interest rate will be determined.

(10)

The stated interest rate represents the weighted average interest rate at October 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(11)	Fixed-rate loan.

(12)	Amount is less than 0.05%.

(13)	Non-income producing security.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(16)	Restricted security (see Note 5).

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2019.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	62,918,813	EUR	56,260,395	Bank of America, N.A.	1/31/20	$—	$(212,778)

USD	1,237,106	EUR	1,106,199	State Street Bank and Trust Company	1/31/20	—	(4,195)

USD	7,496,712	EUR	6,710,172	State Street Bank and Trust Company	1/31/20	—	(32,987)

USD	51,259,114	EUR	45,835,000	State Street Bank and Trust Company	1/31/20	—	(173,807)

						$—	$(423,767)

Abbreviations:

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

USD	–	United States Dollar

31	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Statement of Assets and Liabilities

Assets	October 31, 2019

Unaffiliated investments, at value (identified cost, $4,485,743,396)	$4,588,751,405

Affiliated investment, at value (identified cost, $241,164,281)	241,183,697

Cash	1,200,870

Interest receivable	72,126,858

Dividends receivable from affiliated investment	370,070

Receivable for investments sold	20,076,763

Total assets	$4,923,709,663

Liabilities

Payable for investments purchased	$33,529,310

Payable for when-issued securities	32,838,092

Payable for open forward foreign currency exchange contracts	423,767

Due to custodian — foreign currency, at value (identified cost, $1,009,676)	1,009,359

Payable to affiliates:

Investment adviser fee	2,411,695

Trustees’ fees	9,042

Accrued expenses	628,690

Total liabilities	$70,849,955

Net Assets applicable to investors’ interest in Portfolio	$4,852,859,708

32	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Statement of Operations

Investment Income	Year Ended October 31, 2019

Interest and other income	$277,175,914

Dividends from affiliated investment	4,511,663

Dividends	1,099,469

Total investment income	$282,787,046

Expenses

Investment adviser fee	$27,609,699

Trustees’ fees and expenses	109,083

Custodian fee	796,635

Legal and accounting services	148,055

Miscellaneous	142,612

Total expenses	$28,806,084

Net investment income	$253,980,962

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(49,374,193)

Investment transactions — affiliated investment	(1,914)

Foreign currency transactions	(9,639)

Forward foreign currency exchange contracts	2,407,346

Net realized loss	$(46,978,400)

Change in unrealized appreciation (depreciation) —

Investments	$149,618,745

Investments — affiliated investment	25,463

Foreign currency	5,797

Forward foreign currency exchange contracts	(630,415)

Net change in unrealized appreciation (depreciation)	$149,019,590

Net realized and unrealized gain	$102,041,190

Net increase in net assets from operations	$356,022,152

33	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$253,980,962	$279,901,655

Net realized gain (loss)	(46,978,400)	10,447,289

Net change in unrealized appreciation (depreciation)	149,019,590	(262,010,765)

Net increase in net assets from operations	$356,022,152	$28,338,179

Capital transactions —

Contributions	$504,391,044	$248,837,596

Withdrawals	(698,714,014)	(1,301,449,921)

Net decrease in net assets from capital transactions	$(194,322,970)	$(1,052,612,325)

Net increase (decrease) in net assets	$161,699,182	$(1,024,274,146)

Net Assets

At beginning of year	$4,691,160,526	$5,715,434,672

At end of year	$4,852,859,708	$4,691,160,526

34	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2019	2018	2017	2016	2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.62%	0.62%	0.61%	0.61%	0.62%

Net investment income	5.47%	5.49%	5.51%	5.79%	5.78%

Portfolio Turnover	38%	39%	41%	34%	36%

Total Return	8.08%	0.50%	7.94%	7.42%	0.28%

Net assets, end of year (000’s omitted)	$4,852,860	$4,691,161	$5,715,435	$6,492,434	$5,605,271

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

35	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Boston Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio’s secondary objectives are to seek growth of income and capital. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2019, Eaton Vance Income Fund of Boston held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which

36

Boston Income Portfolio

October 31, 2019

Notes to Financial Statements — continued

is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1.5 billion, 0.60% from $1.5 billion up to $2 billion, 0.575% from $2 billion up to $5 billion, 0.555% from $5 billion up to $10 billion, and 0.535% of average daily net assets of $10 billion or more, and is payable

37

Boston Income Portfolio

October 31, 2019

Notes to Financial Statements — continued

monthly. The fee reductions cannot be terminated without the consent of a majority of Trustees and a majority of interestholders of the Portfolio. For the year ended October 31, 2019, the Portfolio’s investment adviser fee amounted to $27,609,699 or 0.59% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $1,688,630,351 and $1,714,147,494, respectively, for the year ended October 31, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,740,664,021

Gross unrealized appreciation	$185,722,792

Gross unrealized depreciation	(96,487,092)

Net unrealized appreciation	$89,235,700

5  Restricted Securities

At October 31, 2019, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks

Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$0	$8,391,824

HF Holdings, Inc.	10/27/09	3,400	182,613	20,234

New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	0

Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	157,059	7,228,189	1,571

Total Common Stocks			$8,522,302	$8,413,629

Convertible Preferred Stocks

Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	2,928	$2,928,000	$1,691,713

Total Convertible Preferred Stocks			$2,928,000	$1,691,713

Miscellaneous

PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18	45,488	$4,017,074	$13,906,067

Total Miscellaneous			$4,017,074	$13,906,067

Total Restricted Securities			$15,467,376	$24,011,409

38

Boston Income Portfolio

October 31, 2019

Notes to Financial Statements — continued

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2019 is included in the Portfolio of Investments. At October 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $423,767. At October 31, 2019, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$—	$(423,767	)(1)

Total Derivatives subject to master netting or similar agreements	$—	$(423,767)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

39

Boston Income Portfolio

October 31, 2019

Notes to Financial Statements — continued

The Portfolio’s derivative liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Portfolio for such liabilities as of October 31, 2019.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Bank of America, N.A.	$(212,778)	$—	$—	$—	$(212,778)

State Street Bank and Trust Company	(210,989)	—	—	—	(210,989)

	$(423,767)	$—	$—	$—	$(423,767)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$2,407,346	$(630,415)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended October 31, 2019, which is indicative of the volume of this derivative type, was approximately $60,721,000.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2019.

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

40

Boston Income Portfolio

October 31, 2019

Notes to Financial Statements — continued

9  Investments in Affiliated Funds

At October 31, 2019, the value of the Portfolio’s investment in affiliated funds was $241,183,697, which represents 5.0% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC, 1.97%	$81,600,026	$1,381,534,766	$(1,221,974,644)	$(1,914)	$25,463	$241,183,697	$4,511,663	241,183,697

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$4,208,596,875	$—	$4,208,596,875

Senior Floating-Rate Loans	—	335,698,419	—	335,698,419

Common Stocks	6,673,585	—	8,413,629	15,087,214

Convertible Preferred Stocks	—	—	1,691,713	1,691,713

Exchange-Traded Funds	13,163,045	—	—	13,163,045

Miscellaneous	—	—	13,906,067	13,906,067

Warrants	—	608,072	—	608,072

Short-Term Investments	—	241,183,697	—	241,183,697

Total Investments	$19,836,630	$4,786,087,063	$24,011,409	$4,829,935,102

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(423,767)	$—	$(423,767)

Total	$—	$(423,767)	$—	$(423,767)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2019 is not presented.

41

Boston Income Portfolio

October 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Boston Income Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Boston Income Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2019, by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 20, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

42

Eaton Vance

Income Fund of Boston

October 31, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Series Trust II (the Trust) and Boston Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 159 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serve until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 159 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

43

Eaton Vance

Income Fund of Boston

October 31, 2019

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015). Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”) since 2016.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

44

Eaton Vance

Income Fund of Boston

October 31, 2019

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

45

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

46

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Investment Adviser of Boston Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Income Fund of Boston

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

443    10.31.19

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2018 and October 31, 2019 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/18	10/31/19
Audit Fees	$81,590	$82,536
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$17,538	$17,301
All Other Fees(3)	$0	$0

Total	$99,128	$99,837

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2018 and October 31, 2019; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/18	10/31/19
Registrant	$17,538	$17,301
Eaton Vance(1)	$126,485	$59,903

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 23, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2019